MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2024
MINERAL PROPERTIES
Schedule Of Mineral properties
	Springpole	Birch-Uchi (Note 6(a))	Duparquet (Note 6(b))	Cameron	Hope Brook (Note 6(c))	Others	Total
Balance December 31, 2022	$125,829	$3,871	$42,886	$32,581	$15,852	$128	$221,147
Acquisition	1,192	450	513	-	-	-	2,155
Concessions, taxes and royalties	405	-	28	23	-	-	456
Salaries and share-based payments	2,509	862	1,293	111	-	-	4,775
Drilling, exploration, and technical consulting	1,654	1,080	1,146	22	-	-	3,902
Environmental, Assaying, and field supplies	6,464	1,143	2,570	85	-	-	10,262
Travel and other expenses	904	577	158	26	-	-	1,665
Total Expenditures	$13,128	$4,112	$5,708	$267	$-	$-	$23,215
Option payments received	-	-	-	-	-	(128)	(128)
Balance December 31, 2023	$138,957	$7,983	$48,594	$32,848	$15,852	$-	$244,234